Disclosure of Detailed Information About Components of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Major components of tax expense (income) [abstract]
Income (loss) before income taxes	$ (40,794,817)	$ (32,416,108)
Statutory income tax rate	26.50%	26.50%
Expected income tax (benefit)	$ (10,810,627)	$ (8,590,269)
Foreign rate differential	(243,335)	443,749
Stock-based compensation and other non-deductible expenses	1,318,852	484,247
True up of prior period balances	1,323,876
Deferred tax assets not recognized	8,411,234	7,662,273
Income tax expense